Fair Value Measurements (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the plan's assets at fair value
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$425,244,904	$—	$—	$425,244,904
Common stock	19,837,600	—	—	19,837,600

Total assets in the fair value hierarchy	$445,082,504	—	—	$445,082,504
Investments measured at Net Asset Value (NAV)*				44,188,270

Investments at fair value	$445,082,504	$—	$—	$489,270,774

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$395,783,492	$—	$—	$395,783,492
Common stock	25,464,294	—	—	25,464,294

Total assets in the fair value hierarchy	$421,247,786	—	—	$421,247,786
Investments measured at Net Asset Value (NAV)*				15,148,553

Investments at fair value	$421,247,786	$—	$—	$436,396,339

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

Summary of investments measured at fair value
The following table summarizes investments measured at fair value based on net asset value (“NAV”) per share as of December 31, 2025 and 2024, respectively.

Description	Fair Value 12/31/2025	Fair Value 12/31/2024	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common Collective Trust Fund	$14,402,226	$15,148,553	n/a	Daily	30 days
Pooled Separate Accounts	29,786,044	—	n/a	Daily	30 days

Total	$44,188,270	$15,148,553